Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Caiua Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	02.15.2029
Amount approved	R$ 84,600
Balance	R$ 19,164
Interest	49.00%
Cantareira Transmissora De Energia [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	08.15.2032
Amount approved	R$ 100,000
Balance	R$ 85,553
Interest	49.00%
Cantareira Transmissora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	09.15.2032
Amount approved	R$ 426,834
Balance	R$ 342,289
Guaraciaba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	01.15.2031
Amount approved	R$ 440,000
Balance	R$ 266,747
Interest	49.00%
Guaraciaba Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	12.15.2030
Amount approved	R$ 118,000
Balance	R$ 116,415
Matrincha Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing BNDES
Final maturity	06.15.2029
Amount approved	R$ 691,440
Balance	R$ 257,159
Interest	49.00%
Matrincha Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	06.15.2029
Amount approved	R$ 180,000
Balance	R$ 173,946
Matrincha Transmissora 2 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	12.15.2038
Amount approved	R$ 135,000
Balance	R$ 157,013
I M T E Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	02.12.2029
Amount approved	R$ 142,150
Balance	R$ 35,807
Interest	49.00%
Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	11.15.2030
Amount approved	R$ 210,000
Balance	R$ 1,707,706
Interest	50.10%
Mata De Santa Genebra 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	11.15.2041
Amount approved	R$ 1,500,000
Paranaiba Transmissora [Member]
IfrsStatementLineItems [Line Items]
Operation	Financing
Final maturity	10.15.2030
Amount approved	R$ 606,241
Balance	R$ 373,142
Interest	24.50%
Paranaiba Transmissora 1 [Member]
IfrsStatementLineItems [Line Items]
Operation	Debentures
Final maturity	03.15.2028
Amount approved	R$ 120,000
Balance	R$ 75,141